Vessels, Net, Net Book Value (Details) - Vessels [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost [Abstract]
Beginning balance	$ 511,935	$ 511,516
Additions	98,202	419
Ending balance	610,137	511,935
Accumulated Depreciation [Abstract]
Beginning balance	(101,459)	(77,383)
Depreciation for the period	(24,186)	(24,076)
Ending balance	(125,645)	(101,459)
Net book value	$ 484,492	$ 410,476